Intangible assets and goodwill	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Intangible assets and goodwill
12	Intangible assets and goodwill

	Power grid rights	Software	Goodwill	Customer portfolio	Other	Total
	(€’000)
Cost:
As at January 1, 2017	18,582	21,519	—	—	2,165	42,266
Additions	3,466	5,326	—	—	—	8,792
Acquisitions through business combinations	—	—	38,900	28,005	—	66,905
Exchange differences	(228)	(35)	—	—	—	(263)
Disposals	—	—	—	—	—	—
As at December 31, 2017	21,820	26,810	38,900	28,005	2,165	117,700
Accumulated amortization and impairment:
As at January 1, 2017	(2,232)	(9,816)	—	—	(1,524)	(13,572)
Amortization	(773)	(2,619)	—	(1,167)	(108)	(4,667)
Exchange differences	—	32	—	—	—	32
Disposals	—	—	—	—	—	—
As at December 31, 2017	(3,005)	(12,403)	—	(1,167)	(1,632)	(18,207)
Carrying amount as at December 31, 2017	18,815	14,407	38,900	26,838	533	99,493
Cost:
As at January 1, 2016	16,091	16,322	—	—	2,165	34,578
Additions	3,647	5,282	—	—	—	8,929
Exchange differences	(1,156)	(85)	—	—	—	(1,241)
Disposals	—	—	—	—	—	—
As at December 31, 2016	18,582	21,519	—	—	2,165	42,266
Accumulated amortization and impairment:
As at January 1, 2016	(1,688)	(8,285)	—	—	(1,411)	(11,384)
Amortization	(544)	(1,612)	—	—	(113)	(2,269)
Exchange differences	—	81	—	—	—	81
Disposals	—	—	—	—	—	—
As at December 31, 2016	(2,232)	(9,816)	—	—	(1,524)	(13,572)
Carrying amount as at December 31, 2016	16,350	11,703	—	—	641	28,694
Cost:
As at January 1, 2015	12,833	13,039	—	—	2,165	28,037
Additions	2,792	3,733	—	—	—	6,525
Exchange differences	466	43	—	—	—	509
Disposals	—	(493)	—	—	—	(493)
As at December 31, 2015	16,091	16,322	—	—	2,165	34,578
Accumulated amortization and impairment:
As at January 1, 2015	(1,297)	(6,447)	—	—	(1,297)	(9,041)
Amortization	(391)	(2,290)	—	—	(114)	(2,795)
Exchange differences	—	(41)	—	—	—	(41)
Disposals	—	493	—	—	—	493
As at December 31, 2015	(1,688)	(8,285)	—	—	(1,411)	(11,384)
Carrying amount as at December 31, 2015	14,403	8,037	—	—	754	23,194

Amortization of intangible assets is disclosed as general and administrative cost in the consolidated income statement.

Impairment test on goodwill

The goodwill addition during the year relates to the acquisition of Interxion Science Park in February 2017 (see note 23 – Business Combinations). This business is being integrated in the Dutch operating company and is as such considered part of the Dutch cash generating unit (CGU). As such, the annual impairment test on acquisition goodwill is carried out on this CGU in October of each year.

The recoverable amount of the Dutch CGU was based on value in use, estimated using discounted cash flows.

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

Percentages	2017	2016	2015
Discount rate (pre-tax)	8.2%	n/a	n/a
Terminal value growth rate	1.1%	n/a	n/a
Budgeted Adjusted EBITDA growth rate throughout the forecast	0.0%	n/a	n/a

The discount rate was a post-tax measure estimated based on the historical industry average weighted-average cost of capital, with a possible debt leveraging of 20% at a market interest rate of 3.8%.

The cash flow projections included specific estimates for 2018 and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate.

The budgeted Adjusted EBITDA for 2018 and in steady state was based on expectations of future outcomes taking into account past experience.